Notes Payable (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jun. 10, 2016	Aug. 05, 2015	Aug. 03, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Notes Payable (Textual)
Debt outstanding				$ 90,000		$ 90,000	$ 108,000
Accrued and unpaid interest				27,550		1,678,138	1,520,620
Interest expense on debt	$ 130,833	$ 69,627	$ 74,582	$ 1,022	$ 1,705	$ 511,101	241,012
Interest rate				8.00%		10.00%
Repaid of principal notes						$ 18,000
Minimum [Member]
Notes Payable (Textual)
Interest rate						8.00%
Maximum [Member]
Notes Payable (Textual)
Interest rate						15.00%
Notes Payable [Member]
Notes Payable (Textual)
Accrued and unpaid interest						$ 26,528	39,349
Interest expense on debt						$ 6,450	$ 11,548